DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2012 and 2013, are summarized below:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2012	2013

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$1,303	$-

Gains (losses) recognized in OCI (effective portion)	"Other comprehensive income"	$1,543	$(1,303)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2012 and 2013 is summarized below:

Foreign exchange forward and	Statements of	Year ended December 31,
options contracts	operations	2012	2013

Gain on derivatives recognized in OCI	"Operating expenses"	$1,211	$1,292

Loss (gain) recognized in income on derivatives (effective portion)	"Operating expenses"	$332	$(2,595)